Debt	12 Months Ended
Dec. 31, 2014
Debt
Debt

13. Debt

Successor

        As of December 31, 2014, the principal amount of our outstanding indebtedness, which excludes fair value adjustments of $1.3 billion, was approximately $23.3 billion and primarily consisted of senior unsecured, subordinated and senior secured notes, export credit facilities, commercial bank debt, and revolving credit debt. As a result of applying the acquisition method of accounting, we adjusted the carrying amounts of our debt to fair value and eliminated any deferred debt discounts and premiums as of the Closing Date. Any debt issue cost capitalized by the Predecessor was also eliminated as of the Closing Date. (See Note 3—AerCap Transaction). These fair value adjustments are being amortized over the life of each associated debt instrument using the effective interest method.

        The following table provides a summary of our indebtedness at December 31, 2014:

	Successor
(Dollars in thousands)	December 31, 2014(a)
Unsecured
ILFC Legacy Notes	$11,230,020
AerCap Trust & AerCap Ireland Capital Limited Notes	3,400,000	(b)
Fair value adjustment	999,869	(c)

Total Unsecured	15,629,889

Secured
Export credit facilities	1,283,742
Senior secured notes	2,550,000
Institutional secured term loans	3,355,263	(d)
AeroTurbine revolving credit agreement	302,142	(e)
Camden facility	155,168	(e)(f)
Fair value adjustment	292,543	(c)

Total Secured	7,938,858

Total Senior Debt Financings	23,568,747
Subordinated
ECAPS subordinated notes	1,000,000
Fair value adjustment	(238)	(c)

Total Subordinated	999,762

	$24,568,509

(a)	As of December 31, 2014, we remain in compliance with the respective financial covenants across our various debt obligations.
(b)

Includes $2.6 billion of senior unsecured notes issued in May 2014 and $800 million senior notes issued in September 2014. The senior notes were issued by AerCap Ireland Capital Limited and AerCap Trust. The proceeds from the $2.6 billion notes were primarily used to finance the cash consideration paid in connection with the AerCap Transaction. The proceeds from the $800 million notes were advanced to AerCap Ireland Capital Limited and were used for general corporate purposes, including for AerCap Trust.

(c)	As a result of applying the acquisition method of accounting, we adjusted the carrying amount of our debt to fair value as of the Closing Date. See Note 3—AerCap Transaction.
(d)

Includes the Temescal facility which is included in Secured bank debt in the Predecessor presentation. This secured financing was entered into by a VIE and consolidated into our Consolidated Financial Statements.

(e)

The AeroTurbine revolving credit agreement and the Camden facility are included in Secured bank debt in the Predecessor presentation. These secured financings were entered into by VIEs and consolidated into our Consolidated Financial Statements.

(f)	This amount is non-recourse to us and certain of our subsidiaries.

Existing Commitments

        Maturities of principal of debt financings at December 31, 2014 are as follows:

Year Ended	(Dollars in thousands)
2015	$2,527,248
2016	3,280,056
2017	3,549,724
2018	2,980,136
2019	3,507,630
Thereafter	7,431,541

$23,276,335

2014 Successor Debt Issuances

        On May 14, 2014, AerCap Trust and AerCap Ireland Capital Limited co-issued $2.6 billion senior unsecured notes. Substantially all of the proceeds from the offering, net of offering costs, were used to finance the AerCap Transaction. On September 29, 2014, AerCap Trust and AerCap Ireland Capital Limited co-issued $800 million senior notes by a supplemental indenture to the May offering. The proceeds from the $800 million notes were advanced to AerCap Ireland Capital Limited and were used for general corporate purposes, including for AerCap Trust.

Collateral Pledged for Secured Debt

        As of December 31, 2014, we had pledged as collateral 464 aircraft with an aggregate net book value of $11.8 billion. As of December 31, 2014, the outstanding balance before fair value adjustments on the secured debt was $7.6 billion, including the AeroTurbine revolving credit facility of $302.1 million. AeroTurbine's assets and the associated book value serves as collateral for the AeroTurbine revolving credit facility.

Amendments to our Debt Agreements with Respect to the AerCap Transaction and Reorganization

        In connection with the Reorganization described in Note1—Basis of Preparation, ILFC entered into amendments to certain of its debt agreements in order to reflect the Reorganization. Under the amendments to ILFC's debt agreements for the 2004 Airbus ECA Facility, 2012 Ex-Im Capital Markets Facility, Hyperion facility, Vancouver facility, Temescal facility, Camden facility, AeroTurbine revolving credit facility, $2.3 billion revolving credit facility, AerCap Trust assumed these obligations and performance of certain covenants to be performed or observed by ILFC, and AerCap and certain of its subsidiaries guaranteed such obligations and the performance of certain covenants to be performed or observed by ILFC. Accordingly, AerCap Trust, by the terms of the indentures governing ILFC's secured and unsecured bonds, became the successor obligor under ILFC's indentures, including the bonds issued under ILFC's shelf registration statements filed with the SEC. As a result, AerCap Trust assumed ILFC's reporting obligations. ILFC also agreed to continue to be an obligor under these agreements, including the indentures.

        On March 11, 2014, AerCap Ireland Capital Limited entered into an agreement to replace ILFC's $2.3 billion revolving credit facility. The revolving credit facility became effective and the ILFC facility was terminated on the Closing Date.

Unsecured Notes

        As of December 31, 2014, we had an aggregate outstanding principal amount of unsecured notes of approximately $14.6 billion.

ILFC Legacy Notes

        As of December 31, 2014, we had an aggregate outstanding principal amount of senior unsecured notes of approximately $8.5 billion issued by ILFC pursuant to shelf registration statements prior to the AerCap Transaction ("ILFC Legacy Notes"). The ILFC Legacy Notes have maturities ranging through 2022. The fixed rate notes bear interest at rates ranging from 3.875% to 8.875%, and the floating rate notes bear interest at three-month LIBOR plus a margin of 1.95%, with the interest rate resetting quarterly. The notes are not subject to redemption prior to their stated maturity and there are no sinking fund requirements.

        The indentures governing the ILFC Legacy Notes contain customary covenants that, among other things, restrict our, and our restricted subsidiaries', ability to (i) incur liens on assets; (ii) declare or pay dividends or acquire or retire shares of our capital share during certain events of default; (iii) designate restricted subsidiaries as non-restricted subsidiaries or designate non-restricted subsidiaries; (iv) make investments in or transfer assets to non-restricted subsidiaries; and (v) consolidate, merge, sell, or otherwise dispose of all or substantially all of our assets. The indentures also provide for customary events of default, including, but not limited to, the failure to pay scheduled principal and interest payments on the notes, the failure to comply with covenants and agreements specified in the indenture, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness and certain events of insolvency. If any event of default occurs, any amount then outstanding under the indentures may immediately become due and payable.

        Upon consummation of the AerCap Transaction, AerCap Trust became the successor issuer under the ILFC Legacy Notes indentures. ILFC also agreed to continue to be co-obligor. In addition, AerCap and certain of its subsidiaries became guarantors of the notes.

AerCap Trust & AerCap Ireland Capital Limited Senior Unsecured Notes

        In May 2014, AerCap Trust and AerCap Ireland Capital Limited, co-issued $2.6 billion aggregate principal amount of senior unsecured notes, consisting of $400.0 million of 2.75% notes due 2017, $1.1 billion of 3.75% notes due 2019, and $1.1 billion of 4.50% notes due 2021 (collectively the "Acquisition Notes"). The proceeds from the offering were primarily used to finance the cash consideration paid in connection with the AerCap Transaction.

        In September 2014, AerCap Trust and AerCap Ireland Capital Limited, co-issued $800.0 million aggregate principal amount of 5.00% senior notes (the "5.00% Notes," and together with the Acquisition Notes, the "AGAT/AICL Notes"). The proceeds from the offering were advanced to AerCap Ireland Capital Limited and were used for general corporate purposes. The final maturity date of the 5.00% Notes will be October 1, 2021.

        The AGAT/AICL Notes are guaranteed by AerCap and certain of its subsidiaries. The AGAT/AICL Notes are not subject to redemption prior to their stated maturity and there are no sinking fund requirements.

        The indenture governing the AGAT/AICL Notes contains customary covenants that, among other things, restrict our, and our restricted subsidiaries', ability to (i) incur liens on assets; (ii) declare or pay dividends or acquire or retire shares of our capital share during certain events of default; (iii) designate restricted subsidiaries as non-restricted subsidiaries or designate non-restricted subsidiaries; (iv) make investments in or transfer assets to non-restricted subsidiaries; and (v) consolidate, merge, sell, or otherwise dispose of all or substantially all of our assets. The indenture also provides for customary events of default, including, but not limited to, the failure to pay scheduled principal and interest payments on the notes, the failure to comply with covenants and agreements specified in the indenture, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness and certain events of insolvency. If any event of default occurs, any amount then outstanding under the indenture may immediately become due and payable.

        Redemption of Unsecured Notes:    We may redeem each series of our unsecured notes, in whole or in part, at any time at a price equal to 100% of the aggregate principal amount plus the applicable "make-whole" premium plus accrued and unpaid interest, if any, to the redemption date. The "make-whole" premium is the excess of:

(1)

the sum of the present value at such redemption date of all remaining scheduled payments of principal and interest on such note through the stated maturity date of the notes (excluding accrued but unpaid interest to the redemption date), discounted to the date of redemption using a discount rate equal to the Treasury Rate plus 50 basis points; over

(2)	the principal amount of the notes to be redeemed.

Export Credit Facilities

2004 Airbus ECA Facility

        In 1999 and 2004, ILFC entered into ECA facility agreements through certain wholly-owned subsidiaries. The 1999 and 2004 ECA facilities were used to fund purchases of certain Airbus family aircraft through 2001 and 2010, respectively. Each aircraft purchased was financed by a ten-year fully amortizing loan. New financings are no longer available under either ECA facility. The obligations of the subsidiary borrower were originally guaranteed by ILFC, and upon consummation of the AerCap Transaction, AerCap and certain of its subsidiaries were added as additional guarantors.

        As of December 31, 2014, approximately $1.04 billion was outstanding under the 2004 ECA facility and no loans were outstanding under the 1999 ECA facility.

        In February 2015, we entered into an amendment to the 2004 ECA facility allowing funds that previously were required to be segregated to be replaced by letters of credit, and releasing the security interest in respect of certain aircraft for which the associated loans had been repaid. Prior to entering into this amendment, we were required to segregate security deposits and overhaul rentals received under the leases related to the aircraft funded under the facility to the extent amounts remained outstanding under the relevant aircraft loan. The segregated funds were deposited into separate accounts pledged to and controlled by the security trustee of the 2004 ECA facility.

        We must register mortgages on certain aircraft funded under the 2004 ECA facility in the local jurisdictions in which the respective aircraft are registered. The mortgages are required to be filed only with respect to aircraft that have outstanding loan balances.

2012 Ex-Im Capital Markets Facility

        On December 19, 2012, ILFC issued through a consolidated entity pre-funded amortizing notes with an aggregate principal amount of $287.0 million. The notes mature in January 2025 and scheduled principal payments commenced in April 2013. The notes bear interest at a rate per annum equal to 1.492%. During the year ended December 31, 2013, ILFC used the proceeds from the notes to finance two Boeing 777-300ER aircraft, which serve as collateral for the notes. Upon consummation of the AerCap Transaction, AerCap and certain of its other subsidiaries guaranteed the Ex-Im financings. The Ex-Im financings are also guaranteed by the Export-Import Bank of the United States.

Senior Secured Notes

        In August 2010, ILFC issued $3.9 billion of senior secured notes (the "Senior Secured Notes"), with $1.35 billion that matured in September 2014 and bore interest of 6.5%, $1.275 billion maturing in September 2016 and bearing interest of 6.75%, and $1.275 billion maturing in September 2018 and bearing interest of 7.125%. Upon consummation of the AerCap Transaction, AerCap Trust became the successor issuer under the indenture governing the Senior Secured Notes. ILFC also agreed to continue to be a co-obligor. In addition, AerCap and certain of its other subsidiaries became guarantors of the Senior Secured Notes. We can redeem the Senior Secured Notes at any time prior to their maturity, subject to a penalty of the greater of 1% of the outstanding principal amount and a "make-whole" premium. There is no sinking fund for the Senior Secured Notes.

        The Senior Secured Notes are secured by a designated pool of aircraft, initially consisting of 174 aircraft and cash collateral when required. In addition, two of our subsidiaries, which either own or hold leases attached to the aircraft included in the pool securing the Senior Secured Notes, have guaranteed the notes. Following repayment of the $1.35 billion on the 6.5% Senior Secured Notes due 2014, certain collateral was released, and as of December 31, 2014, 146 aircraft secured the notes.

        The indenture and the aircraft mortgage and security agreement governing the Senior Secured Notes contain customary covenants that, among other things, restrict our and our restricted subsidiaries' ability to (i) create liens; (ii) sell, transfer or otherwise dispose of the assets serving as collateral for the Senior Secured Notes; (iii) declare or pay dividends or acquire or retire shares of our capital share during certain events of default; (iv) designate restricted subsidiaries as non-restricted subsidiaries or designate non-restricted subsidiaries; and (v) make investments in or transfer assets to non-restricted subsidiaries.

        The indenture also restricts our and the subsidiary guarantors' ability to consolidate, merge, sell or otherwise dispose of all, or substantially all, of our assets. The indenture also provides for customary events of default, including but not limited to, the failure to pay scheduled principal and interest payments on the notes, the failure to comply with covenants and agreements specified in the indenture, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness, and certain events of insolvency. If any event of default occurs, any amount then outstanding under the Senior Secured Notes may immediately become due and payable.

Institutional Secured Term Loans

Hyperion Facility

        In March 2014, one of ILFC's indirect, wholly-owned subsidiaries entered into a secured term loan agreement in the amount of $1.5 billion. The loan bears interest at LIBOR plus a margin of 2.75% with a 0.75% LIBOR floor, or, if applicable, a base rate plus a margin of 1.75%. The loan matures in March 2021. We can voluntarily prepay the loan at any time, subject to certain conditions.

        The obligations of the subsidiary borrower were originally guaranteed by ILFC and certain of its subsidiaries, and upon consummation of the AerCap Transaction, AerCap and certain of its subsidiaries were added as additional guarantors.

        The loan is secured by the equity interests in the borrower and certain SPE subsidiaries of the borrower. The SPEs hold title to 84 aircraft with an appraised value of approximately $2.28 billion as of December 31, 2014, representing a loan-to-value ratio of approximately 65.7%. The loan requires a loan-to-value ratio of no more than 70%. If the maximum loan-to-value ratio is exceeded, we will be required to prepay portions of the outstanding loans, deposit an amount in the cash collateral account or transfer additional aircraft to SPEs, subject to certain concentration criteria, so that the ratio is equal to or less than 70%.

        The loan contains customary covenants and events of default, including covenants that limit the ability of the subsidiary borrower and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of the guarantors, the subsidiary borrower and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.

Vancouver Facility

        In February 2012, one of ILFC's indirect, wholly-owned subsidiaries entered into a secured term loan agreement in the amount of $900.0 million. In April 2013, ILFC amended the agreement and simultaneously prepaid $150.0 million of the outstanding principal amount. The remaining outstanding principal amount of $750.0 million bears interest at an annual rate of LIBOR plus 2.75%, with a LIBOR floor of 0.75%, or, if applicable, a base rate plus a margin of 1.75%. The loan initially bore interest at LIBOR plus a margin of 4.0% with a 1.0% LIBOR floor, or, if applicable, a base rate plus a margin of 3.0%. The loan matures in June 2017. We can voluntarily prepay the loan at any time, subject to certain conditions.

        The obligations of the subsidiary borrower were originally guaranteed by ILFC and certain of its subsidiaries, and upon consummation of the AerCap Transaction, AerCap and certain of its subsidiaries were added as additional guarantors.

        The loan is secured by the equity interests in certain SPEs of the subsidiary borrower. The SPEs initially held title to 62 aircraft with an appraised value of approximately $1.66 billion as of December 31, 2011, equaling an initial loan-to-value ratio of approximately 54%. After giving effect to the 2013 amendment, certain collateral that had served as security for the secured term loan was released. As of December 31, 2014, the SPEs collectively own a portfolio of 56 aircraft with an appraised value of approximately $1.23 billion, equaling a loan-to-value ratio of approximately 61.2%. The loan requires a loan-to-value ratio of no more than 63%. If the maximum loan-to-value ratio is exceeded, we will be required to prepay a portion of the outstanding loan, deposit an amount in the cash collateral account or transfer additional aircraft to SPEs, subject to certain concentration criteria, so that the ratio is equal to or less than 63%.

        The loan contains customary covenants and events of default, including covenants that limit the ability of the subsidiary borrower and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of the guarantors, the subsidiary borrower and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.

Temescal Facility

        In March 2011, one of ILFC's indirect, wholly-owned subsidiaries entered into a secured term loan agreement with lender commitments in the amount of approximately $1.3 billion, which was subsequently increased to approximately $1.5 billion. As of December 31, 2014, approximately $1.1 billion was outstanding. The loan bears interest at LIBOR plus a margin of 2.75%, or, if applicable, a base rate plus a margin of 1.75%. The loan matures in March 2018. We can voluntarily prepay the loan at any time, subject to certain conditions.

        The obligations of the subsidiary borrower were originally guaranteed by ILFC and certain of its subsidiaries, and upon consummation of the AerCap Transaction, AerCap and certain of its subsidiaries were added as additional guarantors.

        The loan is secured by a portfolio of 54 aircraft and the equity interests in certain SPEs that own the pledged aircraft. The 54 aircraft had an initial appraised value of approximately $2.4 billion, representing a loan-to-value ratio of approximately 65%. The subsidiary borrower is required to maintain compliance with a maximum loan-to-value ratio, which declines over time, as set forth in the term loan agreement. If the maximum loan-to-value ratio is exceeded, we will be required to prepay portions of the outstanding loans, deposit an amount in the cash collateral account or transfer additional aircraft to the SPEs, subject to certain concentration criteria, so that the ratio is equal to or less than the maximum loan-to-value ratio.

        The loan facility contains customary covenants and events of default, including covenants that limit the ability of the subsidiary borrower and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of the guarantors, the subsidiary borrower and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.

AeroTurbine Revolving Credit Agreement

        In November 2014, AeroTurbine entered into an amended and restated credit facility providing for a maximum aggregate available amount of $550.0 million, subject to availability determined by a calculation utilizing AeroTurbine's aircraft assets and accounts receivable. As of December 31, 2014, AeroTurbine had approximately $302.1 million outstanding under the facility. Borrowings under the facility bear interest determined, with certain exceptions, based on LIBOR plus a margin of 2.5%. The facility will expire in November 2019.

        AeroTurbine's obligations under the facility are guaranteed by AerCap and certain of its subsidiaries, including AeroTurbine's subsidiaries (subject to certain exclusions). AeroTurbine's obligations are secured by substantially all of the assets of AeroTurbine and its subsidiary guarantors.

        The credit agreement contains customary events of default and covenants, including certain financial covenants. Additionally, the credit agreement imposes limitations on AeroTurbine's ability to pay dividends to us (other than dividends payable solely in common share).

Camden Facility

        In March 2012, one of ILFC's indirect, wholly-owned subsidiaries entered into a $203 million term loan facility that was used to finance seven Boeing 737-800s. The principal of each senior loan issued under the facility will partially amortize over six years, with the remaining principal payable at the maturity date. At December 31, 2014, approximately $155.2 million was outstanding and the average interest rate on the loans was 4.73%. The loans are non-recourse to ILFC except under limited circumstances and are secured by the purchased aircraft and lease receivables. The subsidiary borrower can voluntarily prepay the loans at any time subject to a 1% prepayment fee prior to March 30, 2015. In March 2013, ILFC amended certain financial covenants under this term loan facility. The subsidiary borrower under the term loan facility is prohibited from: incurring additional debt; incurring additional capital expenditures; hiring employees; and negatively pledging the assets securing the facility. Upon consummation of the AerCap Transaction, AerCap and certain of its subsidiaries guaranteed certain obligations under the term loan.

Subordinated Debt

ECAPS Subordinated Notes

        In December 2005, ILFC issued two tranches of subordinated notes in an aggregate principal amount of $1.0 billion. The $400.0 million tranche has a call option date of December 21, 2015 and has a fixed interest rate of 6.25% until the 2015 call option date. If we do not exercise the call option, the interest rate will change to a floating rate, reset quarterly, based on a margin of 1.80% plus the highest of three-month LIBOR, 10-year constant maturity treasury, and 30-year constant maturity treasury. We can call the $600.0 million tranche at any time. The interest rate on the $600.0 million tranche is a floating rate with a margin of 1.55% plus the highest of three-month LIBOR, 10-year constant maturity treasury, and 30-year constant maturity treasury. The interest rate resets quarterly. As of December 31, 2014, the interest rate was 4.37%.

        In July 2013, ILFC amended the financial tests in both tranches of notes by changing the method of calculating the ratio of equity to total managed assets and the minimum fixed charge coverage ratio, making it less likely that we will fail to comply with such financial tests. Failure to comply with these financial tests will result in a "mandatory trigger event". If a mandatory trigger event occurs and we are unable to raise sufficient capital in a manner permitted by the terms of the subordinated debt to cover the next interest payment on the subordinated debt, a "mandatory deferral event" will occur, requiring us to defer all interest payments and prohibiting the payment of cash dividends on AerCap Trust or ILFC's capital share or its equivalent until both financial tests are met or we have raised sufficient capital to pay all accumulated and unpaid interest on the subordinated debt. Mandatory trigger events and mandatory deferral events are not events of default under the indenture governing the subordinated debt.

        Upon consummation of the AerCap Transaction, the notes were assumed by AerCap Trust, and AerCap and certain of its subsidiaries became guarantors. ILFC remains a co-obligor under the indentures governing the notes.

Unsecured Revolving Credit Facilities

Citi Revolving Credit Facility

        In March 2014, AerCap Ireland Capital Limited entered into a $2.75 billion four-year senior unsecured revolving credit facility (the "Citi Revolver"), which became effective upon the closing of the AerCap Transaction. The facility has an accordion feature option permitting increases to a maximum size of $4.0 billion. The facility matures in May 2018. The Citi Revolver replaced the $2.3 billion three-year senior unsecured revolving credit facility entered into by ILFC in October 2012, which was simultaneously terminated. The obligations under the Citi Revolver are guaranteed by AerCap and certain of its subsidiaries, including AerCap Trust and ILFC.

        In September 2014, AerCap Ireland Capital Limited increased the size of the facility to $2.925 billion and in October 2014, AerCap Ireland Capital Limited further increased the size of the facility to $2.955 billion.

        As of December 31, 2014, the facility was undrawn.

AIG Revolving Credit Facility

        In December 2013, AerCap Ireland Capital Limited entered into a $1.0 billion five-year senior unsecured revolving credit facility (the "AIG Revolver"), with AIG as lender and administrative agent, which became effective upon the consummation of the AerCap Transaction. The facility matures on May 14, 2019. The obligations under the AIG Revolver are guaranteed by AerCap and certain of its subsidiaries, including AerCap Trust and ILFC.

        As of December 31, 2014, there were no loans outstanding under the facility.

Loss on Extinguishment of Debt

        2013.    During the year ended December 31, 2013, we prepaid in full our $550 million secured term loan originally scheduled to mature in April 2016, the total outstanding under both tranches of the $106.0 million secured financing, and the total outstanding under the $55.4 million secured financing, and prepaid $150 million of the outstanding principal amount of our secured term loan due June 30, 2017. In connection with these prepayments, we recognized charges aggregating $17.7 million from the write off of unamortized deferred financing costs and deferred debt discount.

        2012.    During the year ended December 31, 2012, we prepaid the remaining $456.9 million outstanding under our secured credit facility dated October 13, 2006. We also prepaid in full our $750 million secured term loan and we refinanced our $550 million secured term loan at a lower interest rate. In connection with these prepayments and refinancing, we recognized charges aggregating $22.9 million from the write off of unamortized deferred financing costs and deferred debt discount.

Other

        Under the terms of our subordinated debt, we may be restricted from paying cash dividends on our capital stock in the future if we fail to comply with certain covenants, as described above under "—ECAPS Subordinated Notes."

Predecessor

        Predecessor debt financing was comprised of the following at December 31, 2013:

December 31, 2013
(Dollars in thousands)
Secured
Senior secured bonds	$3,900,000
ECA and Ex-Im financings	1,746,144
Secured bank debt(a)	1,811,705
Institutional secured term loans	750,000
Less: Deferred debt discount(b)	(5,058)

8,202,791
Unsecured
Bonds and medium-term notes	12,269,522
Less: Deferred debt discount(b)	(31,456)

12,238,066

Total Senior Debt Financings	20,440,857
Subordinated debt	1,000,000

$21,440,857

(a)	Of these amounts, $173.5 million (2013) was non-recourse to ILFC. These secured financings were incurred by VIEs, and consolidated into Predecessor consolidated financial statements.
(b)

During the year ended December 31, 2013, Predecessor recorded a $19.5 million adjustment to correct and fully align amortization of deferred debt issue costs and debt discounts in prior periods with the effective interest method, of which $4.4 million related to debt discounts and is reflected herein. See Note 1—Basis of Preparation.

        For some of our secured debt financings, we created direct and indirect wholly-owned subsidiaries for the purpose of purchasing and holding title to aircraft, and we pledged the equity of those subsidiaries as collateral. These subsidiaries have been designated as non-restricted subsidiaries under our indentures and meet the definition of a VIE. We have determined that we are the PB of such VIEs and, accordingly, we consolidate such entities into Predecessor consolidated financial statements. See Note 25—Variable Interest Entities for more information on VIEs.

        The following table presents information regarding the collateral provided for our secured debt at December 31, 2013:

	As of December 31, 2013
	Debt Outstanding	Net Book Value	Number of Aircraft
	(Dollars in thousands)
Senior secured bonds	$3,900,000	$5,864,796	174
ECA and Ex-Im financings	1,746,144	4,938,321	118
Secured bank debt(a)	1,811,705	2,591,814	61
Institutional secured term loans	750,000	1,266,438	52

Total	$8,207,849	$14,661,369	405

(a)

Amounts represent net book value and number of aircraft securing ILFC secured bank term debt and do not include the book value or number of AeroTurbine assets securing the AeroTurbine revolving credit agreement, under which $380.5 million is included in the total debt outstanding. ILFC guarantees the AeroTurbine revolving credit agreement on an unsecured basis.

Senior Secured Bonds

        On August 20, 2010, we issued $3.9 billion of senior secured notes, with $1.35 billion maturing in September 2014 and bearing interest of 6.5%, $1.275 billion maturing in September 2016 and bearing interest of 6.75%, and $1.275 billion maturing in September 2018 and bearing interest of 7.125%. The notes are secured by a designated pool of aircraft, initially consisting of 174 aircraft, together with the attached leases and all related equipment, and cash collateral when required. In addition, two of our subsidiaries, which either own or hold leases attached to the aircraft included in the pool securing the notes, have guaranteed the notes. We can redeem the notes at any time prior to their maturity, provided we give notice between 30 to 60 days prior to the intended redemption date and subject to a penalty of the greater of 1% of the outstanding principal amount and a "make-whole" premium. There is no sinking fund for the notes.

        The indenture and the aircraft mortgage and security agreement governing the senior secured notes contain customary covenants that, among other things, restrict our and our restricted subsidiaries' ability to: (i) create liens; (ii) sell, transfer or otherwise dispose of the assets serving as collateral for the senior secured notes; (iii) declare or pay dividends or acquire or retire shares of our capital stock during certain events of default; (iv) designate restricted subsidiaries as non-restricted subsidiaries or designate non-restricted subsidiaries and (v) make investments in or transfer assets to non-restricted subsidiaries. The indenture also restricts our and the subsidiary guarantors' ability to consolidate, merge, sell or otherwise dispose of all, or substantially all, of our assets.

        The indenture provides for customary events of default, including but not limited to, the failure to pay scheduled principal and interest payments on the notes, the failure to comply with covenants and agreements specified in the indenture, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness, and certain events of insolvency. If any event of default occurs, any amount then outstanding under the senior secured notes may immediately become due and payable.

ECA Financings

        We entered into ECA facility agreements in 1999 and 2004 through certain direct and indirect wholly owned subsidiaries that have been designated as non-restricted subsidiaries under our indentures. The 1999 and 2004 ECA facilities were used to fund purchases of Airbus aircraft through 2001 and 2010, respectively. Each aircraft purchased was financed by a ten-year fully amortizing loan. New financings are no longer available to us under either ECA facility.

        As of December 31, 2013, approximately $1.5 billion was outstanding under the 2004 ECA facility and no loans were outstanding under the 1999 ECA facility. The interest rates on the loans outstanding under the 2004 ECA facility are either fixed or based on LIBOR and ranged from 0.316% to 4.711% at December 31, 2013. The loans are guaranteed by various European ECAs. We have collateralized the debt with pledges of the shares of wholly owned subsidiaries that hold title to the aircraft financed under the facilities. The 2004 ECA facility contains customary events of default and restrictive covenants.

        The 2004 ECA facility requires us to segregate security deposits, overhaul rentals and rental payments received under the leases related to the aircraft funded under the 2004 ECA facility (segregated rental payments are used to make scheduled principal and interest payments on the outstanding debt). The segregated funds are deposited into separate accounts pledged to and controlled by the security trustee of the 2004 ECA facility. At December 31, 2013, we had segregated security deposits, overhaul rentals and rental payments aggregating approximately $450.4 million related to aircraft funded under the 2004 ECA facility. The segregated amounts fluctuate with changes in security deposits, overhaul rentals, rental payments and principal and interest payments related to the aircraft funded under the 2004 ECA facility. In addition, if a default resulting in an acceleration of the obligations under the 2004 ECA facility were to occur, pursuant to the cross-collateralization agreement described below, we would have to segregate lease payments, overhaul rentals and security deposits received after such acceleration event occurred from the leases relating to all the aircraft funded under the 1999 ECA facility that remain as collateral, even though those aircraft are no longer subject to a loan at December 31, 2013.

        In addition, we must register the existing individual mortgages on certain aircraft funded under both the 1999 and 2004 ECA facilities in the local jurisdictions in which the respective aircraft are registered. The mortgages are only required to be filed with respect to aircraft that have outstanding loan balances or otherwise as agreed in connection with the cross-collateralization agreement described below.

        We have cross-collateralized the 1999 ECA facility with the 2004 ECA facility. As part of such cross-collateralization we (i) guaranteed the obligations under the 2004 ECA facility through our subsidiary established to finance Airbus aircraft under the 1999 ECA facility; (ii) granted mortgages over certain aircraft financed under the 1999 ECA facility and security interests over other collateral related to the aircraft financed under the 1999 ECA facility to secure the guaranty obligation; (iii) must maintain a loan-to-value ratio (aggregating the aircraft from the 1999 ECA facility and the 2004 ECA facility) of no more than 50%, in order to release liens (including the liens incurred under the cross-collateralization agreement) on any aircraft financed under the 1999 or 2004 ECA facilities or other assets related to the aircraft; and (iv) agreed to apply proceeds generated from certain disposals of aircraft to obligations under the 2004 ECA facility.

        On May 8, 2013, we amended our 2004 ECA facility, effective immediately, to remove the minimum consolidated tangible net worth covenant. In addition, the amendment made permanent the requirement to segregate funds and to register individual mortgages in local jurisdictions. Prior to the amendment, this requirement would have fallen away if our long-term debt ratings rose above a certain level.

Ex-Im Financings

        On December 19, 2012, through a consolidated entity, we issued pre-funded amortizing notes with an aggregate principal amount of $287.0 million. The notes mature in January 2025 and scheduled principal payments commenced in April 2013. The notes are guaranteed by the Export-Import Bank of the United States and bear interest at a rate per annum equal to 1.492%. During the year ended December 31, 2013, we used the proceeds from the notes to finance two Boeing 777-300ER aircraft, which serve as collateral for the notes.

Secured Bank Debt

        2011 Secured Term Loan.    On March 30, 2011, one of our indirect, wholly owned subsidiaries entered into a secured term loan agreement with lender commitments in the amount of approximately $1.3 billion, which was subsequently increased to approximately $1.5 billion. As of December 31, 2013, approximately $1.3 billion was outstanding under this agreement. The loan matures on March 30, 2018. The loan bears interest at LIBOR plus a margin of 2.75%, or, if applicable, a base rate plus a margin of 1.75%. The obligations of the subsidiary borrower are guaranteed on an unsecured basis by ILFC and on a secured basis by certain wholly owned subsidiaries of the subsidiary borrower. The security granted includes a portfolio of 54 aircraft, together with the attached leases and all related equipment, and the equity interests in certain SPEs that own the pledged aircraft, attached leases, and related equipment. The 54 aircraft had an initial aggregate appraised value, as defined in the loan agreement, of approximately $2.4 billion, which equaled a loan-to-value ratio of approximately 65%. The subsidiary borrower, subsidiary guarantors and SPEs have been designated as non-restricted subsidiaries under our indentures.

        The subsidiary borrower is required to maintain compliance with a maximum loan-to-value ratio, which declines over time, as set forth in the term loan agreement. If the subsidiary borrower does not maintain compliance with the maximum loan-to-value ratio, it will be required to prepay portions of the outstanding loans, deposit an amount in the cash collateral account or transfer additional aircraft to the SPEs, subject to certain concentration criteria, so that the ratio is equal to or less than the maximum loan-to-value ratio.

        The subsidiary borrower can voluntarily prepay the loan at any time. The loan facility contains customary covenants and events of default, including covenants that limit the ability of the subsidiary borrower and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of ILFC, the subsidiary borrower and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.

        AeroTurbine Revolving Credit Agreement.    AeroTurbine has a credit facility that expires on December 9, 2015 and provides for a maximum aggregate available amount of $430 million, subject to availability under a borrowing base calculated based on AeroTurbine's aircraft assets and accounts receivable. AeroTurbine has the option to increase the aggregate amount available under the facility by an additional $70 million, either by adding new lenders or allowing existing lenders to increase their commitments if they choose to do so. Borrowings under the facility bear interest determined, with certain exceptions, based on LIBOR plus a margin of 3.0%. AeroTurbine's obligations under the facility are guaranteed by ILFC on an unsecured basis and by AeroTurbine's subsidiaries (subject to certain exclusions) and are secured by substantially all of the assets of AeroTurbine and its subsidiary guarantors. The credit agreement contains customary events of default and covenants, including certain financial covenants. Additionally, the credit agreement imposes limitations on AeroTurbine's ability to pay dividends to us (other than dividends payable solely in common stock). As of December 31, 2013, AeroTurbine had approximately $380.5 million outstanding under the facility.

        Secured Commercial Bank Financings.    In May 2009, ILFC provided $39.0 million of subordinated financing to an indirect, wholly owned subsidiary that has been designated as non-restricted under our indentures. The entity used these funds and an additional $106.0 million borrowed from third parties to purchase an aircraft, which it leases to an airline. The loans had original maturity dates in May 2018 with interest rates based on LIBOR. On January 16, 2013, the subsidiary repaid both loans in full. In connection with the prepayment of these loans, we recognized losses aggregating $1.7 million from the write off of unamortized deferred financing costs.

        In June 2009, ILFC borrowed $55.4 million through an indirect, wholly owned subsidiary that had been designated as non-restricted, under our indentures and that owns one aircraft leased to an airline. The loan partly amortized over five years with the remaining $27.5 million originally due in 2014 and the interest rate was fixed at 6.58%. On March 20, 2013, we repaid the loan in full. In connection with the prepayment of this loan, we recognized losses aggregating $0.8 million from the write off of unamortized deferred financing costs.

        In March 2012, one of our indirect, wholly owned subsidiaries that had been designated as non-restricted under our indentures entered into a $203 million term loan facility that was used to finance seven Boeing 737-800s. The principal of each senior loan issued under the facility will partially amortize over six years, with the remaining principal payable at the maturity date. At December 31, 2013, approximately $173.5 million was outstanding and the average interest rate on the loans was 4.73%. The loans are non-recourse to ILFC except under limited circumstances and are secured by the purchased aircraft and lease receivables. The subsidiary borrower can voluntarily prepay the loans at any time subject to a 1% prepayment fee between March 30, 2014 and March 30, 2015. On March 29, 2013, we amended certain financial covenants under our $203 million term loan facility. The subsidiary borrower under the $203 million term loan facility is prohibited from: (i) incurring additional debt; (ii) incurring additional capital expenditures; (iii) hiring employees; and (iv) negatively pledging the assets securing the facility.

Institutional Secured Term Loans

        In 2012, we entered into the following term loans:

•Secured Term Loan 2012-1: On February 23, 2012, one of our indirect, wholly owned subsidiaries that had been designated as non-restricted under our indentures entered into a secured term loan agreement in the amount of $900 million. The loan matures on June 30, 2017, and initially bore interest at LIBOR plus a margin of 4.0% with a 1.0% LIBOR floor, or, if applicable, a base rate plus a margin of 3.0%. On April 5, 2013, we amended this secured term loan and simultaneously prepaid $150 million of the outstanding principal amount. In connection with the partial prepayment of this secured term loan, we recognized losses aggregating approximately $2.9 million from the write off of unamortized deferred financing costs. The remaining outstanding principal amount of $750 million now bears interest at an annual rate of LIBOR plus 2.75%, with a LIBOR floor of 0.75%, or, if applicable, a base rate plus a margin of 1.75%. The obligations of the subsidiary borrower are guaranteed on an unsecured basis by ILFC and on a secured basis by certain wholly owned subsidiaries of the subsidiary borrower. The security granted includes the equity interests in certain SPEs of the subsidiary borrower that have been designated as non-restricted under our indentures. The SPEs initially held title to 62 aircraft, together with the attached leases and all related equipment, with an aggregate appraised value, as defined in the loan agreement, of approximately $1.66 billion as of December 31, 2011, equaling an initial loan-to-value ratio of approximately 54%. After giving effect to the amendment, certain collateral that had served as security for the secured term loan was released. As of December 31, 2013, the SPEs collectively own a portfolio of 52 aircraft, together with the attached leases and all related equipment, with an aggregated appraised value of $1.22 billion, equaling a loan-to-value ratio of approximately 61.5%. The loan requires a loan-to-value ratio of no more than 63%. If the subsidiary borrower does not maintain compliance with the maximum loan-to-value ratio, it will be required to prepay a portion of the outstanding loan, deposit an amount in the cash collateral account or transfer additional aircraft to SPEs, subject to certain concentration criteria, so that the ratio is equal to or less than the maximum loan-to-value ratio. The principal of the loan is payable in full at maturity with no scheduled amortization. We can voluntarily prepay the loan at any time. The loan contains customary covenants and events of default, including covenants that limit the ability of the subsidiary borrower and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of ILFC, the subsidiary borrower and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.

•Secured Term Loan 2012-2: On April 12, 2012, one of our indirect, wholly owned subsidiaries that had been designated as non-restricted under our indentures entered into a secured term loan agreement in the amount of $550 million. The loan had an original maturity date of April 12, 2016, and bore interest at LIBOR plus a margin of 3.75% with a 1% LIBOR floor. The obligations of the subsidiary borrower were guaranteed on an unsecured basis by ILFC and on a secured basis by certain wholly owned subsidiaries of the subsidiary borrower. We prepaid this loan in full on May 30, 2013, and in connection with the prepayment, we recognized losses aggregating approximately $12.3 million from the write-off of unamortized deferred discount and financing costs.

Unsecured Bonds and Medium-Term Notes

        Shelf Registration Statement.    Predecessor had an effective shelf registration statement filed with the SEC. We had an unlimited amount of debt securities registered for sale under the shelf registration statement.

        At December 31, 2013, we had issued unsecured notes with an aggregate principal amount outstanding of approximately $9.5 billion under our current and previous shelf registration statements, including $750 million of 3.875% notes due 2018 and $500 million of 4.625% notes due 2021, each issued in March 2013; and $550 million of floating rate notes due 2016, issued in May 2013. The floating rate notes bear interest at three-month LIBOR plus a margin of 1.95%, with the interest rate resetting quarterly. At December 31, 2013, the interest rate was 2.193%. The debt securities outstanding under our shelf registration statements mature through 2022 and the fixed rate notes bear interest at rates ranging from 3.875% to 8.875%. The notes are not subject to redemption prior to their stated maturity and there are no sinking fund requirements.

        Other Senior Notes.    On March 22, 2010 and April 6, 2010, we issued a combined $1.25 billion aggregate principal amount of 8.625% senior notes due September 15, 2015, and $1.5 billion aggregate principal amount of 8.750% senior notes due March 15, 2017, pursuant to an indenture dated as of March 22, 2010. The notes are not subject to redemption prior to their stated maturity and there are no sinking fund requirements.

        The indentures governing our unsecured notes contain customary covenants that, among other things, restrict our, and our restricted subsidiaries', ability to (i) incur liens on assets; (ii) declare or pay dividends or acquire or retire shares of our capital stock during certain events of default; (iii) designate restricted subsidiaries as non-restricted subsidiaries or designate non-restricted subsidiaries; (iv) make investments in or transfer assets to non-restricted subsidiaries; and (v) consolidate, merge, sell, or otherwise dispose of all or substantially all of our assets.

        The indentures also provide for customary events of default including, but not limited to, the failure to pay scheduled principal and interest payments on the notes, the failure to comply with covenants and agreements specified in the indenture, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness and certain events of insolvency. If any event of default occurs, any amount then outstanding under the relevant indentures may immediately become due and payable.

Unsecured Revolving Credit Agreement

        2012 Credit Facility.    On October 9, 2012, we entered into a $2.3 billion three-year unsecured revolving credit facility with a group of 10 banks that expires on October 9, 2015. Our revolving credit facility provides for interest rates based on either a base rate or LIBOR plus a margin, currently 2.00%, determined by reference to our ratio of consolidated indebtedness to shareholders' equity. The credit agreement contains customary events of default and restrictive covenants that, among other things, limit our ability to incur liens and transfer or sell assets. The credit agreement also contains financial covenants that require us to maintain a minimum interest coverage ratio and a maximum ratio of consolidated indebtedness to shareholders' equity. As of December 31, 2013, we had not drawn on our revolving credit facility.

        In connection with our pending sale to AerCap, on January 28, 2014, we amended our $2.3 billion revolving credit facility. The amendment will only become effective upon the occurrence of certain conditions, including the consummation of the pending sale of us to AerCap. As part of the amendments to our revolving credit facility, AerCap and certain of its subsidiaries will be required to guarantee our obligations under the revolving credit facility and the cross-default provision will extend to defaults on certain indebtedness of AerCap or any of its subsidiaries that are guarantors at such time under the revolving credit agreement. The amendments to the revolving credit facility also add financial covenants and revise other financial and restrictive covenants. The new and revised financial covenants will be measured on a consolidated basis for AerCap and its subsidiaries.

Subordinated Debt

        In December 2005, we issued two tranches of subordinated debt totaling $1.0 billion. Both tranches mature on December 21, 2065. The $400 million tranche has a call option date of December 21, 2015. The $400 million tranche has a fixed interest rate of 6.25% until the 2015 call option date. If we do not exercise the call option, the interest rate will change to a floating rate, reset quarterly, based on a margin of 1.80% plus the highest of (i) 3 month LIBOR; (ii)  10-year constant maturity treasury; and (iii) 30-year constant maturity treasury. We can call the $600 million tranche at any time. The interest rate on the $600 million tranche is a floating rate with a margin of 1.55% plus the highest of (i) 3 month LIBOR; (ii)10-year constant maturity treasury; and (iii) 30-year constant maturity treasury. The interest rate resets quarterly. At December 31, 2013, the interest rate was 5.46%. If we choose to redeem the $600 million tranche, we must pay 100% of the principal amount of the bonds being redeemed, plus any accrued and unpaid interest to the redemption date. If we choose to redeem only a portion of the outstanding bonds, at least $50 million principal amount of the bonds must remain outstanding.

        Under the terms of the subordinated debt, failure to comply with a financial test requiring a minimum ratio of equity to total managed assets and a minimum fixed charge coverage ratio will result in a "mandatory trigger event". If a mandatory trigger event occurs and we are unable to raise sufficient capital through capital contributions from AIG or the sale of our stock (in the manner permitted by the terms of the subordinated debt) to cover the next interest payment on the subordinated debt, a "mandatory deferral event" will occur. If a mandatory deferral event occurs, we would be required to defer all interest payments on the subordinated debt and be prohibited from paying cash dividends on our capital stock (including our market auction preferred stock) until we are in compliance with both financial tests or have raised sufficient capital to pay all accumulated and unpaid interest on the subordinated debt. Mandatory trigger events and mandatory deferral events are not events of default under the indenture governing the subordinated debt.

        On July 25, 2013, we amended the financial tests in both tranches of subordinated debt after a majority of the holders of the subordinated debt consented to such amendments. The financial tests were amended by (i) replacing the definition of "Tangible Equity Amount" used in calculating our ratio of equity to total managed assets with a definition for "Total Equity Amount" that does not exclude intangible assets from our total stockholders' equity as reflected on our consolidated balance sheet, and (ii) amending the calculation of the earnings portion of our minimum fixed charge coverage ratio by replacing the definition of "Adjusted Earnings Before Interest and Taxes" used in calculating such ratio with a definition for "Adjusted EBITDA" that excludes, among other items, interest, taxes, depreciation, amortization, all impairment charges and loss on extinguishment of debt. These amendments make it less likely that we will fail to comply with such financial tests.